Notes and Accounts Receivable, Net - Movements of Allowance for Doubtful Receivables (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Beginning balance	$ 7.3	$ 471.8	$ 480.1
Reversal/Write-off			(8.1)
Provision (Reversal)	318.2
Effect of exchange rate changes	(0.2)		(0.2)
Ending balance	325.3	7.3	471.8
IFRS 9 [member]
Disclosure of financial assets [line items]
Beginning balance	$ 7.3	227.0
Provision (Reversal)		(219.7)
Ending balance		7.3	227.0
Individually assessed for Impairment [member]
Disclosure of financial assets [line items]
Beginning balance			1.8
Reversal/Write-off			(1.8)
Collectively assessed for impairment [member]
Disclosure of financial assets [line items]
Beginning balance		$ 471.8	478.3
Reversal/Write-off			(6.3)
Effect of exchange rate changes			(0.2)
Ending balance			$ 471.8